SUBSEQUENT EVENTS (Details)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2014	Mar. 31, 2016 USD ($) employees $ / shares shares	Jun. 30, 2015 Rate shares	Dec. 31, 2015 USD ($) employees $ / shares Rate shares	Dec. 31, 2014 USD ($) employees $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Feb. 29, 2016 USD ($) Rate	Nov. 30, 2015 USD ($)	Feb. 10, 2011 USD ($)
Subsequent Event [Line Items]
Term of lease or charter	8 years				15 years
Proceeds from issuance of short-term and long-term debt				$ 595,305,000	$ 733,632,000	$ 705,347,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			55,000,000
Derivative, Notional Amount				$ 804,800,000	$ 1,094,100,000
Number of officers who exercised options | employees				2	1
Number of employees exercising options | employees				3	2
Options exercised (in shares) | shares				64,000.000	144,000
Premium on stock options exercised				$ 600,000	$ 800,000
Shares issued				675,000	927,000	128,915,000
Share capital
Subsequent Event [Line Items]
Shares issued				$ 64,000	$ 144,000	$ 8,035,000
Stock Options [Member]
Subsequent Event [Line Items]
Options exercised (in shares) | shares				64,000	224,000	75,000
Exercised share price (in dollars per share) | $ / shares				$ 10.55	$ 5.41	$ 5.29
Granted (in shares) | shares				0	0	0
Options, term (in years)				5 years
Frontline Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage | Rate			27.73%	7.03%
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Subsequent Event [Line Items]
Debt amount									$ 125,000,000
Interest rate									3.75%
US dollar 210 million secured term loan facility (Maersk) [Member] | Floating Rate Debt [Member]
Subsequent Event [Line Items]
Debt amount								$ 210,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Term of lease or charter		5 years
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		11,000,000
Derivative, Notional Amount							$ 68,900,000
Derivative, Fixed Interest Rate | Rate							1.2625%
Dividend declared | $ / shares		$ 0.45
Number of officers who exercised options | employees		2
Number of employees exercising options | employees		3
Premium on stock options exercised		$ 400,000
Granted (in shares) | shares		279,000
Number of directors granted options | employees		6
Number of officers granted options | employees		2
Number of employees granted options | employees		5
Options, term (in years)		5 years
Option vesting period, minimum (in years)		3 years
Option Indexed to Issuer's Equity, Strike Price | $ / shares		$ 14.38
Subsequent Event [Member] | Share capital
Subsequent Event [Line Items]
Shares issued		$ 36,575
Subsequent Event [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Exercised share price (in dollars per share) | $ / shares		$ 12.11
Subsequent Event [Member] | Deep Sea [Member]
Subsequent Event [Line Items]
Stated interest rate		7.25%
Term of loan notes		6 years
Subsequent Event [Member] | Sale of offshore supply vessel Sea Bear [Member]
Subsequent Event [Line Items]
Disposal Group, Including Discontinued Operation, Revenue		$ 19,600,000
Subsequent Event [Member] | US dollar 210 million secured term loan facility (Maersk) [Member] | Floating Rate Debt [Member]
Subsequent Event [Line Items]
Proceeds from issuance of short-term and long-term debt		70,000,000
Subsequent Event [Member] | US$ 210 million secured term loan facility [Member]
Subsequent Event [Line Items]
Debt amount		$ 210,000,000